Employee Benefits - Additional Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Classes of employee benefits expense [abstract]
Defined contribution retirement plan	₺ 75,500	₺ 105,964	₺ 109,411
Expense from share-based payments	₺ 201,136	₺ 0